Description of Business (Details)	11 Months Ended	12 Months Ended
	Nov. 15, 2018	Dec. 31, 2020
Number of vessels owned		43
Weighted average age, weighted by TEU capacity		13 years 8 months 9 days
Poseidon Transaction [Member]
Number of vessels purchased	20
Number of vessels owned	19
Argos [Member] | Poseidon Transaction [Member]
Number of vessels sold	1